Discontinued Operations (Details)	6 Months Ended
	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Discontinued Operations [Abstract]
Loss on disposal of discontinued operation	$ 517,968		$ 517,968
Net loss from discontinued operations	(1,259,009)	$ (2,241,156)
Fair value of consideration	1
Net assets of the former subsidiaries	337,486
Foreign currency translation adjustment	396,592
Disposal amount	741,041
Disposal of subsidiaries	577,075
Purchase price	$ 1